Due to banks and correspondents - Loan received from foreign entities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Loan Received From Foreign Entities	S/ 2,895,637	S/ 339,446
Standard Chartered Bank London [Member] | UNITED KINGDOM
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026
Loan Received From Foreign Entities	S/ 662,161	0
Wells Fargo [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 296,720	0
Citigroup Global Markets Inc [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026
Loan Received From Foreign Entities	S/ 289,867	0
Sumitomo Mitsui Banking [Member] | Japan
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026
Loan Received From Foreign Entities	S/ 259,630	0
Banco del Estado de Chile [Member] | CHILE
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 241,085	57,210
Bank of America [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 203,995	0
Bank of Montreal [Member] | Canada
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 185,450	0
Banco Bilbao Vizcaya Argentaria NY Branch [Member] | SPAIN
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 185,450	0
Caixabank S.A. Barcelona [Member] | SPAIN
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 166,905	114,420
JP Morgan Chase Bank NY [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 111,270	114,420
Bank of new york [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 92,725	0
Bank J. Safra Sarasin [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024 / 2023
Loan Received From Foreign Entities	S/ 81,598	53,396
Standard Chartered Bank NY [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 74,180	0
HSBC Branch India [Member] | India
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 37,090	0
Banco Interamericano de Desarrollo [Member] | Multilateral
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 7,511	S/ 0